UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2009

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 26.6%	PRINCIPAL AMOUNT	VALUE
Fannie Mae:
0.218%, 2/12/10 (r)	$1,000,000	$1,000,231
0.174%, 7/13/10 (r)	3,000,000	2,999,728
Fannie Mae Discount Notes, 3/1/10	1,000,000	998,595
Fannie Mae Interest Strip, 1/15/10	1,000,000	999,596
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
0.632%, 11/24/10 (r)	2,000,000	1,999,466
Federal Home Loan Bank:
1.00%, 2/5/10	1,000,000	1,000,000
1.00%, 2/18/10	500,000	499,960
0.235%, 2/19/10 (r)	5,000,000	4,999,658
0.75%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	2,000,000	1,999,704
1.00%, 2/26/10	1,000,000	1,000,000
0.79%, 3/11/10 (r)	1,000,000	1,000,019
0.141%, 3/26/10 (r)	1,000,000	999,455
0.875%, 4/15/10	1,000,000	999,971
0.56%, 6/11/10	2,500,000	2,499,584
0.60%, 6/21/10	2,500,000	2,499,918
0.56%, 6/22/10	1,000,000	999,682
0.60%, 7/26/10	1,000,000	999,674
3.375%, 8/13/10	1,000,000	1,016,803
STEP, 0.50% to 2/24/10, 0.75% thereafter to 8/24/10 (r)	1,000,000	1,000,000
0.48%, 10/25/10	2,000,000	2,000,383
0.61%, 11/8/10 (r)	850,000	851,832
Federal Home Loan Bank Discount Notes:
1/12/10	1,000,000	999,771
4/27/10	1,000,000	997,744
Freddie Mac:
2.875%, 4/30/10	4,000,000	4,025,619
4.50%, 7/6/10	2,208,000	2,254,347
Freddie Mac Discount Notes, 2/4/10	1,000,000	999,055

Total U.S. Government Agencies and Instrumentalities (Cost $43,640,795)		43,640,795

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS - 0.2%
Colson Services Corporation Loan Sets:
2.094%, 7/26/10 (c)(h)(r)	18,150	18,151
2.00%, 1/22/11 (c)(h)(r)	5,295	5,295
2.25%, 3/23/12 (c)(h)(r)	44,978	45,014
2.125%, 5/29/12 (c)(h)(r)	108,515	108,514
2.00%, 8/10/12 (c)(h)(r)	183,353	183,688
2.00%, 9/2/12 (c)(h)(r)	30,444	30,489

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $391,151)		391,151

CERTIFICATES OF DEPOSIT - 0.2%
Carver Bank, 2.25%, 1/19/10 (k)	100,000	100,000
Self Help Credit Union, 2.05%, 7/14/10 (k)	250,000	250,000

Total Certificates of Deposit (Cost $350,000)		350,000

VARIABLE RATE DEMAND NOTES - 69.6%
2880 Stevens Creek LLC, 0.40%, 11/1/33, LOC: Bank of the West (r)	3,080,000	3,080,000
Akron Hardware Consultants, Inc., 0.80%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,588,000	1,588,000
Bayfront Regional Development Corp., 0.25%, 11/1/27, LOC: PNC Bank (r)	6,000,000	6,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 1.73%, 6/1/22, LOC: Comerica Bank (r)	2,160,000	2,160,000
Butler County Alabama IDA Revenue, 1.75%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	460,000	460,000
California Statewide Communities Development Authority Special Tax Revenue, 0.37%, 3/15/34, LOC: Fannie Mae (r)	2,450,000	2,450,000
CIDC-Hudson House LLC New York Revenue, 1.75%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,805,000	1,805,000
Durham North Carolina GO, 0.31%, 5/1/18, BPA: Bank of America (r)	6,000,000	6,000,000
Florida State Housing Finance Corp. MFH Revenue:
0.24%, 10/15/32, LOC: Fannie Mae (r)	1,000,000	1,000,000
0.40%, 11/1/32, LOC: Freddie Mac (r)	750,000	750,000
Series B, 0.45%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Series J-2, 0.45%, 10/15/32, LOC: Fannie Mae (r)	2,130,000	2,130,000
Hawaii State Department of Budget & Finance Revenue, 0.33%, 5/1/19, LOC: First Hawaiian Bank (r)	2,400,000	2,400,000
HHH Investment Co., 0.40%, 7/1/29, LOC: Bank of the West (r)	2,070,000	2,070,000
Holland Board of Public Works Home Building Co., 0.29%, 11/1/22, LOC: Wells Fargo Bank (r)	795,000	795,000
Kaneville Road Joint Venture, Inc., 0.39%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	6,975,000	6,975,000
Kansas State Development Finance Authority MFA Revenue, 0.30%, 7/1/30 (r)	1,900,000	1,900,000
Los Angeles California MFH Revenue, 0.25%, 12/15/34, LOC: Fannie Mae (r)	900,000	900,000
Main & Walton Development Co., 0.35%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	4,965,000	4,965,000
Milpitas California MFH Revenue, 0.35%, 8/15/33, LOC: Fannie Mae (r)	2,200,000	2,200,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 0.50%, 5/1/25, LOC: FHLB (r)	2,885,000	2,885,000
Ness Family Partners LP, 0.48%, 9/1/34, LOC: Bank of the West (r)	1,215,000	1,215,000
New York City New York Housing Development Corp. MFH Revenue:
0.25%, 11/15/31, LOC: Fannie Mae (r)	1,450,000	1,450,000
0.25%, 6/15/34, LOC: Fannie Mae (r)	4,450,000	4,450,000
0.25%, 11/15/35, LOC: Fannie Mae (r)	1,595,000	1,595,000
0.25%, 12/1/35, LOC: Freddie Mac (r)	9,030,000	9,030,000
0.23%, 11/15/37, LOC: Fannie Mae (r)	4,255,000	4,255,000
New York State MMC Corp. Revenue, 1.75%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,900,000	3,900,000
Osprey Management Co. LLC, 0.24%, 6/1/27, LOC: Wells Fargo Bank (r)	5,600,000	5,600,000
Palm Beach County Florida Health Facilities Authority Revenue, 0.27%, 12/1/31, LOC: SunTrust Bank (r)	2,100,000	2,100,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,885,000	1,885,000
Portage Indiana Economic Development Revenue, 2.23%, 3/1/20, LOC: FHLB (r)	100,000	100,000
Rathbone LLC, 0.50%, 1/1/38, LOC: Comerica Bank (r)	3,675,000	3,675,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 1.73%, 12/1/37, LOC: Allied Irish Bank (r)	3,240,000	3,240,000
Roosevelt Paper Co., 0.29%, 6/1/12, LOC: Wachovia Bank (r)	945,000	945,000
Scottsboro Alabama Industrial Development Board Revenue, 0.32%, 10/1/10, LOC: Wachovia Bank (r)	180,000	180,000
Shawnee Kansas Private Activity Revenue, 3.25%, 12/1/12, LOC: JPMorgan Chase Bank (r)	2,230,000	2,230,000
Sheridan Colorado Redevelopment Agency Tax Allocation, 1.55%, 12/1/29, LOC: Citibank (r)	5,600,000	5,600,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.76%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	2,700,000	2,700,000
St. Joseph County Indiana Economic Development Revenue, 2.23%, 6/1/27, LOC: FHLB (r)	310,000	310,000
Washington State MFH Finance Commission Revenue:
0.40%, 6/15/32, LOC: Fannie Mae (r)	925,000	925,000
0.40%, 7/15/32, LOC: Fannie Mae (r)	340,000	340,000
0.37%, 7/15/34, LOC: Fannie Mae (r)	1,570,000	1,570,000
0.30%, 5/15/35, LOC: Fannie Mae (r)	755,000	755,000
0.30%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Variable Rate Demand Notes (Cost $114,313,000)		114,313,000

COMMERCIAL PAPER - 2.7%
Metropolitan Washington Airports Authority System Revenue Commercial Paper Notes:
0.35%, 1/20/10	3,000,000	3,000,000
0.65%, 3/4/10	1,500,000	1,500,000

Total Commercial Paper (Cost $4,500,000)		4,500,000

TOTAL INVESTMENTS (Cost $163,194,946) - 99.3%		163,194,946
Other assets and liabilities, net - 0.7%		1,101,628
NET ASSETS - 100%		$164,296,574
		==========

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h) Represents rate in effect at December 31, 2009, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2009, the prime rate was 3.25%.

(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement C/LOC: Confirming Letter of Credit LOC: Letter of Credit

Abbreviations:

FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 59.8%	SHARES	VALUE
Aerospace & Defense - 0.4%
BE Aerospace, Inc.*	45,385	$1,066,548
Rockwell Collins, Inc.	11,500	636,640
		1,703,188

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	36,400	2,137,772
FedEx Corp.	6,302	525,902
United Parcel Service, Inc., Class B	19,515	1,119,575
		3,783,249

Beverages - 0.2%
PepsiCo, Inc.	17,645	1,072,816

Biotechnology - 1.9%
Amgen, Inc.*	56,410	3,191,114
Gilead Sciences, Inc.*	119,200	5,158,976
		8,350,090

Capital Markets - 2.8%
Federated Investors, Inc., Class B	8,600	236,500
Goldman Sachs Group, Inc.	34,100	5,757,444
Northern Trust Corp.	97,700	5,119,480
SEI Investments Co.	14,200	248,784
T. Rowe Price Group, Inc.	20,214	1,076,396
		12,438,604

Chemicals - 1.4%
Praxair, Inc.	78,300	6,288,273

Commercial Banks - 1.8%
PNC Financial Services Group, Inc.	58,600	3,093,494
US Bancorp	214,300	4,823,893
		7,917,387

Communications Equipment - 2.4%
Cisco Systems, Inc. (s)*	266,380	6,377,137
QUALCOMM, Inc.	96,690	4,472,879
		10,850,016

Computers & Peripherals - 5.4%
Apple, Inc.*	6,800	1,433,848
EMC Corp.*	420,514	7,346,380
Hewlett-Packard Co.	143,110	7,371,596
International Business Machines Corp.	51,300	6,715,170
Western Digital Corp.*	25,800	1,139,070
		24,006,064

Consumer Finance - 0.1%
American Express Co.	15,200	615,904

Diversified Financial Services - 0.6%
Bank of America Corp.	10,107	152,211
CIT Group, Inc.:
Common Stock*	2,400	66,264
Contingent Value Rights (b)*	600,000	-
First Republic Preferred Capital Corp., Preferred (e)	500	462,500
JPMorgan Chase & Co.	17,445	726,933
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	351,875
Trust II, Preferred (b)(e)	500,000	351,875
Trust III, Preferred (b)(e)	500,000	351,875
Trust IV, Preferred (b)(e)	500,000	351,875
		2,815,408

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	181,275	5,081,138

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	17,700	817,386
Jabil Circuit, Inc.	52,350	909,320
		1,726,706

Energy Equipment & Services - 0.9%
Smith International, Inc.	152,900	4,154,293

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	9,680	572,766

Food Products - 1.7%
General Mills, Inc.	95,300	6,748,193
Kellogg Co.	10,800	574,560
McCormick & Co., Inc.	13,400	484,142
		7,806,895

Gas Utilities - 1.4%
Oneok, Inc.	135,800	6,052,606

Health Care Equipment & Supplies - 2.0%
Becton Dickinson & Co.	75,300	5,938,158
DENTSPLY International, Inc.	23,700	833,529
Hologic, Inc.*	72,560	1,052,120
Medtronic, Inc.	23,826	1,047,867
		8,871,674

Health Care Providers & Services - 2.6%
CIGNA Corp.	94,700	3,340,069
Express Scripts, Inc.*	82,830	7,160,654
Lincare Holdings, Inc.*	12,500	464,000
Quest Diagnostics, Inc.	11,024	665,629
		11,630,352

Household Products - 1.4%
Colgate-Palmolive Co.	65,786	5,404,320
Procter & Gamble Co.	12,500	757,875
		6,162,195

Insurance - 2.0%
Aflac, Inc.	22,900	1,059,125
AON Corp.	80,200	3,074,868
Conseco, Inc.*	48,476	242,380
Principal Financial Group, Inc.	194,400	4,673,376
		9,049,749

Internet & Catalog Retail - 1.5%
Expedia, Inc.*	259,200	6,664,032

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	14,909	377,645
eBay, Inc.*	263,800	6,209,852
Google, Inc.*	1,730	1,072,565
		7,660,062

IT Services - 1.2%
Cognizant Technology Solutions Corp.*	115,750	5,243,475
Fiserv, Inc.*	5,000	242,400
		5,485,875

Life Sciences - Tools & Services - 0.1%
Waters Corp.*	9,926	615,015

Machinery - 3.0%
Cummins, Inc.	105,900	4,856,574
Danaher Corp.	82,500	6,204,000
Deere & Co.	38,000	2,055,420
Graco, Inc.	10,100	288,557
		13,404,551

Multiline Retail - 1.3%
Kohl's Corp.*	96,100	5,182,673
Target Corp.	10,000	483,700
		5,666,373

Office Electronics - 0.4%
Xerox Corp.	198,300	1,677,618

Oil, Gas & Consumable Fuels - 4.5%
EOG Resources, Inc.	72,200	7,025,060
Plains Exploration & Production Co.*	13,000	359,580
Southwestern Energy Co.*	110,700	5,335,740
XTO Energy, Inc.	160,187	7,453,501
		20,173,881

Personal Products - 1.1%
Avon Products, Inc.	156,800	4,939,200

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	168,000	4,242,000
Johnson & Johnson	54,800	3,529,668
		7,771,668

Professional Services - 0.1%
Manpower, Inc.	11,401	622,267

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	42,396	864,878
NVIDIA Corp.*	40,090	748,881
Texas Instruments, Inc.	220,200	5,738,412
		7,352,171

Software - 4.1%
Adobe Systems, Inc.*	175,455	6,453,235
BMC Software, Inc.*	108,700	4,358,870
Citrix Systems, Inc.*	22,800	948,708
Microsoft Corp.	212,560	6,480,954
		18,241,767

Specialty Retail - 2.4%
Best Buy Co., Inc.	126,900	5,007,474
GameStop Corp.*	20,200	443,188
Home Depot, Inc.	29,240	845,913
Lowe's Co.'s, Inc.	198,500	4,642,915
		10,939,490

Textiles, Apparel & Luxury Goods - 1.4%
Nike, Inc., Class B	94,700	6,256,829

Wireless Telecommunication Services - 0.5%
NII Holdings, Inc.*	67,700	2,273,366

Venture Capital - 1.7%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	52,990
Series C, Preferred (b)(i)*	117,647	37,910
Series H, Preferred (b)(i)*	4,647,053	441,805
Allos Therapeutics, Inc.*	42,819	281,321
CFBanc Corp. (b)(i)*	27,000	380,108
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	-
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	-
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	-
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	-
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	-
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	-
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	-
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	-
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	-
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	-
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	-
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	-
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	-
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	-
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	-
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	-
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	-
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	-
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	-
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	-
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	-
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	-
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	-
Community Bank of the Bay*	4,000	13,000
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	-
Series A-1, Preferred (b)(i)*	420,683	-
Series B, Preferred (b)(i)*	348,940	17,447
Series C, Preferred (b)(i)*	601,710	120,342
Distributed Energy Systems Corp.*	14,937	90
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	18,787
Evergreen Solar, Inc.*	66,000	99,660
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	-
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	-
Series A, Preferred (b)(i)*	69,033	-
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	-
Series B, Preferred (b)(i)*	161,759	-
Series C, Preferred (b)(i)*	36,984	-
Inflabloc Pharmaceuticals, Inc. (b)(i)*	1,193	1
Neighborhood Bancorp (b)(i)*	10,000	163,706
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	-
Series A, Preferred (a)(b)(i)*	825,689	-
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	-
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	-
Seventh Generation, Inc. (b)(i)*	200,295	4,068,082
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	318,794
Series 1-B, Convertible Preferred (b)(i)*	163,588	168,370
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	12,149
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15) (b)(i)*	32,726	-
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	988,731
Series E, Preferred (b)(i)*	129,089	268,032
Wind Harvest Co., Inc. (b)(i)*	8,696	1
		7,451,326

Total Equity Securities (Cost $251,151,013)		268,144,864

VENTURE CAPITAL DEBT OBLIGATIONS - 0.5%	PRINCIPAL AMOUNT
Access Bank plc, 8.477%, 8/29/12 (b)(i)	$500,000	525,929
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/06 (b)(i)(w)*	297,877	-
Convertible Notes II, 10.00%, 8/31/06 (b)(i)(w)*	32,500	-
Convertible Notes III, 10.00%, 8/31/06 (b)(i)(w)*	25,000	-
Convertible Notes IV, 10.00%, 8/31/06 (b)(i)(w)*	25,000	-
KDM Development Corp., 6.00%, 6/30/19 (b)(i)(j)	600,000	552,501
Plethora Technology, Inc., 12.00%, 12/31/06 (b)(i)(w)*	150,000	-
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,630,377)		2,078,430

LIMITED PARTNERSHIP INTEREST - 0.6%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	38,037
Coastal Venture Partners (b)(i)*	103,561	82,435
Common Capital (b)(i)*	453,190	262,222
First Analysis Private Equity Fund IV (b)(i)*	690,660	866,045
GEEMF Partners (a)(b)(i)*	-	162,262
Global Environment Emerging Markets Fund (b)(i)*	-	531,417
Infrastructure and Environmental Private Equity Fund III (b)(i)*	328,443	172,100
Labrador Ventures III (b)(i)*	360,875	44,465
Labrador Ventures IV (b)(i)*	900,510	57,133
New Markets Growth Fund LLC (b)(i)*	225,646	165,167
Solstice Capital (b)(i)*	384,645	357,460
Utah Ventures II (b)(i)*	867,581	-
Venture Strategy Partners (b)(i)*	206,057	19,454

Total Limited Partnership Interest (Cost $4,721,168)		2,758,197

ASSET-BACKED SECURITIES - 0.8%	PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 0.883%, 10/15/21 (e)(r)	$147,331	141,706
AmeriCredit Automobile Receivables Trust, 0.315%, 5/6/12 (r)	348,934	345,250
Capital Auto Receivables Asset Trust:
1.193%, 12/15/10 (b)(e)(r)	623,596	625,545
0.333%, 2/15/11 (r)	243,825	243,687
Capital One Auto Finance Trust, 5.03%, 4/15/12	1,420,770	1,431,039
Enterprise Mortgage Acceptance Co. LLC, 7.043%, 1/15/27 (e)(r)	1,235,285	617,642
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	348,511	357,514

Total Asset-Backed Securities (Cost $3,755,724)		3,762,383

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.1%
American Home Mortgage Assets, 0.421%, 12/25/46 (r)	794,110	387,001
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	407,656	401,574
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	500,000	476,978
Impac CMB Trust, 0.771%, 5/25/35 (r)	1,333,341	890,728
JP Morgan Mortgage Trust, 5.292%, 7/25/35 (r)	478,539	445,450
Merrill Lynch Mortgage Investors, Inc., 5.149%, 12/25/35 (r)	905,158	862,047
Residential Asset Securitization Trust, 6.25%, 11/25/36	224,362	144,847
WaMu Mortgage Pass Through Certificates, 4.825%, 10/25/35 (r)	1,500,000	1,163,256

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,127,502)		4,771,881

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	4,066,271
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	1,900,000	1,553,250

Total Commercial Mortgage-Backed Securities (Cost $5,889,328)		5,619,521

CORPORATE BONDS - 18.8%
Achmea Hypotheekbank NV, 0.631%, 11/3/14 (e)(r)	1,125,000	1,125,026
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,255,091
Amphenol Corp., 4.75%, 11/15/14	1,000,000	1,000,611
ANZ National International Ltd., 2.375%, 12/21/12 (e)	1,000,000	991,702
APL Ltd., 8.00%, 1/15/24	550,000	506,000
Arrow Electronics, Inc., 6.00%, 4/1/20	500,000	496,818
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	1,000,000	803,910
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	40,600
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,500,000	2,275,850
Australia & New Zealand Banking Group Ltd., 0.583%, 10/21/11 (e)(r)	500,000	500,835
BAC Capital Trust VI, 5.625%, 3/8/35 (b)	300,000	240,134
BAC Capital Trust XV, 1.056%, 6/1/56 (r)	4,000,000	2,536,596
Barclays Bank plc, 5.00%, 9/22/16	750,000	769,286
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	998,363	888,603
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (e)	600,000	453,867
Capital One Bank, 8.80%, 7/15/19	500,000	594,316
Capital One Capital V, 10.25%, 8/15/39	400,000	466,164
Capital One Capital VI, 8.875%, 5/15/40	1,000,000	1,064,926
Chesapeake Energy Corp., 7.625%, 7/15/13	1,000,000	1,047,500
Commonwealth Bank of Australia:
0.579%, 11/4/11 (e)(r)	500,000	500,011
3.75%, 10/15/14 (e)	1,000,000	996,324
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	3,100,000	2,480,000
Credit Suisse USA, Inc., 0.473%, 8/16/11 (r)	1,500,000	1,496,631
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	750,000	785,618
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	997,025
Discover Financial Services, 0.784%, 6/11/10 (r)	2,500,000	2,478,227
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	3,200,000	2,936,000
Fleet Capital Trust V, 1.254%, 12/18/28 (r)	1,000,000	680,546
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	2,000,000	1,523,760
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	2,000,000	450,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,500,000	15,000
Great River Energy:
5.829%, 7/1/17 (e)	378,499	412,899
6.254%, 7/1/38 (e)	1,000,000	962,563
Howard Hughes Medical Institute, 3.45%, 9/1/14	1,500,000	1,520,325
HRPT Properties Trust, 0.854%, 3/16/11 (r)	1,250,000	1,179,699
John Deere Capital Corp., 0.984%, 1/18/11 (r)	2,000,000	2,012,172
JPMorgan Chase & Co., 0.501%, 12/26/12 (r)	500,000	503,601
JPMorgan Chase Capital XXIII, 1.273%, 5/15/47 (r)	750,000	517,740
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	2,750,000	680,625
Lincoln National Corp., 0.334%, 3/12/10 (r)	750,000	747,818
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,751,420
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	16,960
8.30%, 12/1/37 (e)(m)*	6,130,000	61,300
8.45%, 12/1/49 (e)(m)*	2,560,000	25,600
Masco Corp., 0.554%, 3/12/10 (r)	1,000,000	996,410
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	735,120
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	519,367
6.90%, 10/1/37	1,000,000	1,018,865
New York University, 5.236%, 7/1/32	600,000	581,868
Nordea Bank Finland plc, 0.584%, 10/14/11 (r)	1,000,000	1,000,000
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,134,035
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	1,100,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	887,513
Pacific Pilot Funding Ltd., 1.034%, 10/20/16 (e)(r)	951,143	731,400
Pioneer Natural Resources Co.:
5.875%, 7/15/16	500,000	480,178
6.65%, 3/15/17 (b)	350,000	345,625
7.50%, 1/15/20	1,000,000	1,002,500
7.20%, 1/15/28	700,000	629,507
Preferred Term Securities IX Ltd., 1.033%, 4/3/33 (e)(r)	733,534	359,431
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	300,000	372,678
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,245,000	1,086,399
Reed Elsevier Capital, Inc., 0.584%, 6/15/10 (r)	3,000,000	2,996,293
Roper Industries, Inc., 6.625%, 8/15/13	500,000	545,705
Royal Bank of Scotland Group plc:
6.40%, 10/21/19	450,000	445,667
7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)(qq)	1,000,000	527,500
Salvation Army, 5.46%, 9/1/16	160,000	166,059
SLM Corp., 4.00%, 1/15/10	1,000,000	1,000,190
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	268,200
Suncorp-Metway Ltd., 0.628%, 12/17/10 (e)(r)	1,000,000	1,000,005
SunTrust Bank:
0.377%, 5/21/12 (r)	2,000,000	1,912,711
0.552%, 8/24/15 (r)	500,000	419,939
Susquehanna Bancshares, Inc., 2.101%, 5/1/14 (r)	1,000,000	736,213
Svenska Handelsbanken AB, 1.254%, 9/14/12 (e)(r)	1,500,000	1,492,233
TD Ameritrade Holding Corp., 4.15%, 12/1/14	500,000	493,998
Thomas & Betts Corp., 5.625%, 11/15/21	440,000	423,127
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	997,650
2/15/45 (b)(e)	29,767,677	4,061,799
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	1,500,000	1,140,000
Wachovia Corp., 0.406%, 3/1/12 (r)	3,000,000	2,951,636
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,500,000	1,490,475
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	1,000,000	1,018,990
Westpac Banking Corp.:
0.582%, 10/21/11 (e)(r)	1,000,000	1,000,013
0.446%, 12/14/12 (e)(r)	750,000	749,129
Yara International ASA, 7.875%, 6/11/19 (e)	400,000	457,023

Total Corporate Bonds (Cost $104,651,243)		84,473,150

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.1%
AgFirst Farm Credit Bank:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,250,000	831,250
7.30%, 10/14/49 (b)(e)	2,000,000	1,470,920
AgriBank FCB, 9.125%, 7/15/19	1,500,000	1,648,428
Private Export Funding Corp., 3.05%, 10/15/14	500,000	496,999
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	259,529
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	182,250

Total U.S. Government Agencies and Instrumentalities (Cost $5,299,531)		4,889,376

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	1,509,130	102,585

Total U.S. Government Agency Mortgage-Backed Securities (Cost $184,870)		102,585

MUNICIPAL OBLIGATIONS - 0.2%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	963,264
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	87,932

Total Municipal Obligations (Cost $4,044,389)		1,051,196

TAXABLE MUNICIPAL OBLIGATIONS - 6.6%
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	750,000	755,685
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	650,430
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,250,000	681,875
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	705,000	672,930
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	528,130
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	1,000,000	1,002,170
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	578,873
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,296,549
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	849,618
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,172,657
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	655,237
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,635,000	1,616,966
5.263%, 9/1/16	730,000	712,838
5.383%, 9/1/16	3,000,000	3,031,890
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	667,740
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,073,037
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,000,000	3,103,500
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	500,000	403,360
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	478,205
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,185,000	1,172,949
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,592,277
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	787,180
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,629,414
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,470,375
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,143,210
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	598,134
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	534,282
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	907,770

Total Taxable Municipal Obligations (Cost $31,773,176)		29,767,281

HIGH SOCIAL IMPACT INVESTMENTS - 1.1%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10 (b)(i)(r)	5,016,666	4,892,604

Total High Social Impact Investments (Cost $5,016,666)		4,892,604

CERTIFICATES OF DEPOSIT - 0.2%
Deutsche Bank, 0.854%, 6/18/10 (r)	1,000,000	997,152

Total Certificates of Deposit (Cost $1,000,000)		997,152

TIME DEPOSIT - 7.3%
State Street Corp. Time Deposit, 0.00%, 1/4/10	32,654,019	32,654,019

Total Time Deposit (Cost $32,654,019)		32,654,019

TOTAL INVESTMENTS (Cost $457,899,006) - 99.4%		445,962,639
Other assets and liabilities, net - 0.6%		2,641,557
NET ASSETS - 100%		$448,604,196
		===========
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	5	3/10	$571,914	($3,640)
10 Year U.S. Treasury Notes	383	3/10	44,218,547	(594,747)
30 Year U.S. Treasury Bonds	172	3/10	19,844,500	(709,169)
Total Purchased				($1,307,556)
				===========
Sold:
2 Year U.S. Treasury Notes	822	3/10	$177,770,345	$852,828
Total Sold				$852,828
				===========
(a) Affiliated company.
(b) This security was valued by the Board of Trustees.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Fund. Series B is not accruing interest.

(i) Restricted securities represent 3.7% of net assets.
(j) KDM Development Corp. Note has been restructured from an original maturity date of December 31, 2007.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 25,000 shares of Cisco Systems, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest.
(qq) Royal Bank Of Scotland Group plc is in default and is no longer accruing interest. During the period, $14,007 of interest was written off.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

Restricted Securities	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$500,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10	7/2/07	5,016,666
CFBanc Corp., Series A	3/14/03	270,000
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/06	11/15/00	297,877
Convertible Notes II, 10.00%, 8/31/06	9/9/03	32,500
Convertible Notes III, 10.00%, 8/31/06	5/4/04	25,000
Convertible Notes IV, 10.00%, 8/31/06	3/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12)	11/22/02	2
(strike price $0.01/share, expires 10/15/12)	5/4/04	-
(strike price $0.01/share, expires 10/15/12)	11/22/02	12
(strike price $0.14/share, expires 10/15/12)	11/22/02	-
(strike price $0.28/share, expires 10/15/12)	11/22/02	-
(strike price $0.01/share, expires 2/28/13)	4/11/03	-
(strike price $0.14/share, expires 2/28/13)	4/11/03	-
(strike price $0.28/share, expires 2/28/13)	4/11/03	-
(strike price $0.01/share, expires 5/31/13)	7/15/03	-
(strike price $0.14/share, expires 5/31/13)	7/15/03	-
(strike price $0.28/share, expires 5/31/13)	7/15/03	-
(strike price $0.01/share, expires 8/31/13)	9/9/03	-
(strike price $0.14/share, expires 8/31/13)	9/9/03	-
(strike price $0.28/share, expires 8/31/13)	9/9/03	-
(strike price $0.01/share, expires 9/4/13)	5/4/04	-
(strike price $0.01/share, expires 9/4/13)	9/9/03	-
(strike price $0.01/share, expires 9/4/13)	3/11/05	-
(strike price $0.14/share, expires 9/4/13)	9/9/03	-
(strike price $0.28/share, expires 9/4/13)	9/9/03	-
(strike price $0.01/share, expires 11/30/13)	1/16/04	-
(strike price $0.14/share, expires 11/30/13)	1/16/04	-
(strike price $0.28/share, expires 11/30/13)	1/16/04	-
(strike price $0.01/share, expires 4/21/14)	11/3/05	-
Coastal Venture Partners LP	6/7/96 - 6/22/00	103,561
Common Capital LP	2/15/01 - 4/29/08	453,190
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,417
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust	4/26/07	8,746
First Analysis Private Equity Fund IV LP	2/25/02 - 5/8/09	690,660
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
H2Gen Innovations, Inc.:
Common Stock	11/4/04	-
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	-
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	-
Series B, Preferred	10/21/04 - 10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Inflabloc Pharmaceuticals, Inc.	12/29/03	500,000
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	328,443
KDM Development Corp., 6.00%, 6/30/19	6/30/09	600,000
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15)	5/19/05	75,360
Series A, Preferred	4/29/05 - 5/13/05	701,835
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13)	6/8/06	-
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13)	11/3/06	-
Plethora Technology, Inc., 12.00%, 12/31/06	6/8/06	150,000
Rose Smart Growth Investment Fund, 6.045%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	-
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 6/1/15)	9/19/00	-
Solstice Capital LP	6/26/01 - 6/17/08	384,645
Utah Ventures II LP	11/17/97 - 2/5/03	867,581
Venture Strategy Partners LP	8/21/98 - 2/26/03	206,057
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

ASSET-BACKED SECURITIES - 4.7%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 0.883%, 10/15/21 (e)(r)	$147,331	$141,706
AmeriCredit Automobile Receivables Trust:
1.985%, 1/12/12 (r)	97,765	98,280
4.63%, 6/6/12	1,538,021	1,542,732
5.02%, 11/6/12	3,727,603	3,772,276
Americredit Prime Automobile Receivable, 5.22%, 6/8/12	1,188,538	1,199,122
Capital Auto Receivables Asset Trust:
1.193%, 12/15/10 (b)(e)(r)	2,078,654	2,085,149
0.333%, 2/15/11 (r)	3,047,818	3,046,084
4.98%, 5/15/11	1,005,039	1,015,937
Capital One Auto Finance Trust, 5.03%, 4/15/12	5,683,079	5,724,157
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	1,882,837	1,898,655
DB Master Finance LLC, 5.779%, 6/20/31 (e)	6,000,000	5,784,900
Enterprise Mortgage Acceptance Co. LLC, 7.043%, 1/15/27 (e)(r)	3,294,093	1,647,046
Harley-Davidson Motorcycle Trust, 1.133%, 11/15/11 (r)	79,606	79,662
Household Automotive Trust:
5.61%, 8/17/11	240,098	241,401
5.28%, 9/17/11	1,154,924	1,161,444
Triad Auto Receivables Owner Trust:
5.41%, 8/12/11	110,281	110,365
4.88%, 4/12/13	7,667,237	7,865,318
Wachovia Auto Owner Trust, 5.38%, 3/20/13	2,072,720	2,126,472

Total Asset-Backed Securities (Cost $38,530,499)		39,540,706

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.2%
American Home Mortgage Assets:
1.504%, 9/25/46 (r)	2,136,302	1,044,694
0.421%, 12/25/46 (r)	7,941,098	3,870,011
Bear Stearns Asset Backed Securities Trust, STEP, 5.00% to 3/25/13, 5.50% thereafter to 1/25/34 (r)	3,635,520	3,306,148
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	407,656	401,574
Citicorp Mortgage Securities, Inc., 0.074%, 10/25/33 (r)	105,479,612	130,426
CS First Boston Mortgage Securities Corp.:
3.267%, 12/25/33 (r)	692,311	325,520
5.25%, 12/25/35	1,650,568	1,439,256
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	5,000,000	4,769,780
Impac CMB Trust:
0.771%, 5/25/35 (r)	2,666,682	1,781,455
0.551%, 8/25/35 (r)	805,106	415,061
JP Morgan Mortgage Trust, 5.292%, 7/25/35 (r)	2,392,693	2,227,251
MASTR Alternative Loans Trust, 6.25%, 7/25/36	3,453,829	1,725,919
Merrill Lynch Mortgage Investors, Inc., 5.149%, 12/25/35 (r)	3,318,914	3,160,840
Residential Accredit Loans, Inc., 6.00%, 12/25/35	1,622,992	1,137,020
Residential Asset Securitization Trust, 6.25%, 11/25/36	1,819,826	1,174,868
Structured Asset Mortgage Investments, Inc., 0.421%, 9/25/36 (r)	781,577	406,652
Structured Asset Securities Corp., 5.00%, 6/25/35	3,216,678	2,521,270
WaMu Mortgage Pass Through Certificates, 4.825%, 10/25/35 (r)	6,000,000	4,653,025
Wells Fargo Mortgage Backed Securities Trust:
Class 1A10, 0.193%, 10/25/36	53,267,977	166,462
Class 1A9, 0.193%, 10/25/36	100,000,000	562,500

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $38,501,549)		35,219,732

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
American Tower Trust, 0.423%, 4/15/37 (e)(r)	3,000,000	2,352,660
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	4,066,271
5.245%, 11/15/36 (e)	4,000,000	4,120,235
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	5,000,000	4,087,500

Total Commercial Mortgage-Backed Securities (Cost $15,442,801)		14,626,666

CORPORATE BONDS - 46.4%
Achmea Hypotheekbank NV, 0.631%, 11/3/14 (e)(r)	3,000,000	3,000,068
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	481,681	-
15.36%, 12/1/10 (b)(r)(x)*	207,840	-
American Honda Finance Corp., 1.003%, 6/20/11 (e)(r)	5,000,000	4,985,452
American National Red Cross:
5.316%, 11/15/10	2,410,000	2,431,907
5.392%, 11/15/12	2,000,000	2,018,920
5.567%, 11/15/17	1,500,000	1,388,055
Amphenol Corp., 4.75%, 11/15/14	2,000,000	2,001,222
ANZ National International Ltd.:
0.458%, 8/5/11 (e)(r)	500,000	500,719
2.375%, 12/21/12 (e)	2,500,000	2,479,256
APL Ltd., 8.00%, 1/15/24	1,885,000	1,734,200
Arrow Electronics, Inc., 6.00%, 4/1/20	1,000,000	993,636
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	2,500,000	2,009,775
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	35,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	2,975,000	2,877,628
Australia & New Zealand Banking Group Ltd., 0.583%, 10/21/11 (e)(r)	4,000,000	4,006,676
BAC Capital Trust XV, 1.056%, 6/1/56 (r)	19,150,000	12,143,952
Barclays Bank plc:
2.50%, 1/23/13	2,000,000	1,998,045
5.00%, 9/22/16	1,000,000	1,025,714
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	4,991,815	4,443,015
Bear Stearns Co.'s, Inc., 5.30%, 10/30/15	4,083,000	4,344,034
BellSouth Telecommunications, Inc., 7.00%, 12/1/95	2,000,000	1,989,806
Bemis Co., Inc., 6.80%, 8/1/19	500,000	548,502
Camp Pendleton & Quantico Housing LLC:
5.937%, 10/1/43 (e)	280,000	227,914
6.165%, 10/1/50 (e)	1,000,000	756,445
Capital One Bank, 8.80%, 7/15/19	2,500,000	2,971,579
Capital One Capital V, 10.25%, 8/15/39	3,000,000	3,496,231
Capital One Capital VI, 8.875%, 5/15/40	2,000,000	2,129,852
CC Holdings GS V LLC, 7.75%, 5/1/17 (e)	650,000	683,313
Chesapeake Energy Corp.:
7.625%, 7/15/13	4,000,000	4,190,000
6.875%, 11/15/20	1,000,000	965,000
Commonwealth Bank of Australia:
0.579%, 11/4/11 (e)(r)	6,000,000	6,000,136
3.75%, 10/15/14 (e)	3,180,000	3,168,311
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	17,000,000	13,600,000
Credit Suisse USA, Inc., 0.473%, 8/16/11 (r)	5,000,000	4,988,771
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	2,000,000	2,094,980
Dexia Credit Local, 0.899%, 9/23/11 (e)(r)	1,500,000	1,512,702
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	997,025
Discover Financial Services, 0.784%, 6/11/10 (r)	8,000,000	7,930,328
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	16,305,000	14,959,838
Fleet Capital Trust V, 1.254%, 12/18/28 (r)	3,000,000	2,041,639
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	3,500,000	2,666,580
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	8,000,000	1,800,000
3.046%, 4/20/10 (b)(e)(r)(y)*	4,000,000	900,000
3.226%, 1/21/11 (b)(e)(r)(y)*	500,000	112,500
6.375%, 9/25/12 (b)(e)(y)*	2,000,000	450,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	750,000	7,500
Goldman Sachs Group, Inc., 0.525%, 11/9/11 (r)	6,000,000	6,034,326
Great River Energy:
5.829%, 7/1/17 (e)	3,027,991	3,303,191
6.254%, 7/1/38 (e)	5,000,000	4,812,813
Hewlett-Packard Co., 1.306%, 5/27/11 (r)	7,000,000	7,096,212
Howard Hughes Medical Institute, 3.45%, 9/1/14	3,000,000	3,040,650
HRPT Properties Trust, 0.854%, 3/16/11 (r)	6,500,000	6,134,433
International Business Machines Corp., 0.318%, 11/4/11 (r)	1,000,000	1,000,761
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,170,000	2,076,842
John Deere Capital Corp.:
0.706%, 2/26/10 (r)	4,000,000	4,002,009
0.984%, 1/18/11 (r)	9,000,000	9,054,774
JPMorgan Chase & Co.:
0.783%, 1/22/10 (r)	3,000,000	3,000,830
0.484%, 6/15/12 (r)	4,300,000	4,330,844
0.501%, 12/26/12 (r)	10,000,000	10,072,026
JPMorgan Chase Capital XXIII, 1.273%, 5/15/47 (r)	2,000,000	1,380,640
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(r)(y)*	1,000,000	247,500
5.75%, 10/4/11 (e)(y)*	7,000,000	1,732,500
Koninklijke Philips Electronics NV, 1.405%, 3/11/11 (r)	8,000,000	8,013,273
Lincoln National Corp., 0.334%, 3/12/10 (r)	1,745,000	1,739,924
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,378,550
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	29,420
8.30%, 12/1/37 (e)(m)*	3,500,000	35,000
Mack-Cali Realty Corp., 7.75%, 8/15/19	500,000	517,378
Masco Corp., 0.554%, 3/12/10 (r)	5,000,000	4,982,052
MBNA Capital, 1.081%, 2/1/27 (r)	1,500,000	1,032,155
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,102,680
MetLife, Inc., 0.571%, 6/29/12 (r)	2,000,000	2,007,999
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	893,375
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National City Corp., 4.00%, 2/1/11	2,000,000	2,038,740
Nationwide Building Society, 0.453%, 5/17/12 (e)(r)	4,000,000	3,998,118
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,596,834
6.90%, 10/1/37	2,300,000	2,343,390
New York University, 5.236%, 7/1/32	2,000,000	1,939,560
Nordea Bank AB, 3.70%, 11/13/14 (e)	2,000,000	1,972,074
Nordea Bank Finland plc, 0.584%, 10/14/11 (r)	2,000,000	2,000,091
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	5,292,407
6.00%, 10/1/51 (b)(e)	8,000,000	6,348,720
OPTI Canada, Inc.:
7.875%, 12/15/14	1,000,000	810,000
8.25%, 12/15/14	1,000,000	830,000
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	1,700,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	1,952,528
Pacific Pilot Funding Ltd., 1.034%, 10/20/16 (e)(r)	951,143	731,400
Pioneer Natural Resources Co.:
5.875%, 7/15/16	5,000,000	4,801,784
6.65%, 3/15/17 (b)	3,000,000	2,962,500
7.50%, 1/15/20	2,000,000	2,005,000
7.20%, 1/15/28	1,000,000	899,295
PNC Funding Corp.:
0.421%, 1/31/12 (r)	1,000,000	977,144
0.49%, 4/1/12 (r)	2,000,000	2,010,270
Preferred Term Securities IX Ltd., 1.033%, 4/3/33 (e)(r)	733,534	359,431
Rabobank Nederland NV:
0.478%, 8/5/11 (e)(r)	2,000,000	1,998,452
11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	400,000	496,904
Reed Elsevier Capital, Inc., 0.584%, 6/15/10 (r)	4,500,000	4,494,439
Roper Industries, Inc., 6.625%, 8/15/13	5,000,000	5,457,046
Royal Bank of Scotland Group plc:
6.40%, 10/21/19	2,400,000	2,376,891
7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)(qq)	7,000,000	3,692,500
Salvation Army, 5.46%, 9/1/16	310,000	321,740
SLM Corp.:
4.00%, 1/15/10	3,000,000	3,000,569
0.273%, 3/15/10 (r)	371,955	370,200
Southern Union Co., 6.089%, 2/16/10	2,000,000	2,005,497
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	268,200
State Street Bank and Trust Co., 0.454%, 9/15/11 (r)	5,000,000	5,020,253
Sun Life Financial Global Funding LP, 0.509%, 7/6/10 (e)(r)	2,000,000	1,978,595
Suncorp-Metway Ltd., 0.628%, 12/17/10 (e)(r)	10,000,000	10,000,050
SunTrust Bank:
6.375%, 4/1/11	5,000,000	5,199,934
0.377%, 5/21/12 (r)	5,000,000	4,781,778
0.552%, 8/24/15 (r)	1,000,000	839,878
Susquehanna Bancshares, Inc., 2.101%, 5/1/14 (r)	1,500,000	1,104,320
Svenska Handelsbanken AB, 1.254%, 9/14/12 (e)(r)	5,000,000	4,974,110
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	1,987,408
Thomas & Betts Corp., 5.625%, 11/15/21	1,500,000	1,442,477
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	4,392
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	1,642,000
2/15/28 (b)(e)	3,300,000	601,161
2/15/43 (b)(e)	54,500,000	10,874,385
2/15/45 (b)(e)	59,456,074	8,112,781
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	9,650,000	7,334,000
Wachovia Corp., 0.406%, 3/1/12 (r)	5,000,000	4,919,393
Wells Fargo & Co., 0.474%, 6/15/12 (r)	1,830,000	1,840,846
Wells Fargo Bank, 6.734%, 9/1/47 (e)	3,000,000	2,980,950
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	4,000,000	4,075,959
Westpac Banking Corp.:
0.582%, 10/21/11 (e)(r)	6,000,000	6,000,080
0.446%, 12/14/12 (e)(r)	4,000,000	3,995,352
Yara International ASA, 7.875%, 6/11/19 (e)	2,735,000	3,124,895

Total Corporate Bonds (Cost $414,368,527)		392,353,104

TAXABLE MUNICIPAL OBLIGATIONS - 13.5%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	168,567
5.32%, 3/1/15	165,000	178,433
5.47%, 3/1/18	190,000	198,896
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,655,000	10,559,663
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	1,500,000	1,511,370
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,387,492
Zero Coupon, 6/1/12	1,530,000	1,333,579
Zero Coupon, 6/1/13	1,585,000	1,287,797
5.58%, 8/1/13	1,085,000	1,153,203
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,240,988
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,493,292
5.01%, 8/1/15	700,000	717,010
Zero Coupon, 6/1/19	2,910,000	1,419,527
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	713,512
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,350,000
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,476,905
12/1/19	280,000	138,443
12/1/20	700,000	317,198
12/1/21	700,000	290,171
12/1/24	620,000	194,072
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,653,574
Detroit Michigan GO Bonds, 5.15%, 4/1/25	2,500,000	1,363,750
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,180,000	1,126,322
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	782,098
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,323,679
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,311,784
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	945,353
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	3,330,000	3,337,226
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	877,080
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	100,526
12/1/19	180,000	92,921
12/1/20	180,000	85,525
12/1/22	180,000	73,013
12/1/23	180,000	65,531
12/1/24	180,000	60,106
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	595,000	610,547
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,161,532
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,333,393
4.90%, 8/1/17	1,715,000	1,398,754
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	1,018,170
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,160,626
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,075,239
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,310,475
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	400,000	407,584
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,050,000	1,019,686
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,552,555
New York City IDA Revenue Bonds, 6.027%, 1/1/46 (b)	1,885,000	1,421,648
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	665,985
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,460,000	1,425,675
5.383%, 9/1/16	5,565,000	5,624,156
5.411%, 9/1/21	2,270,000	1,929,432
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	890,320
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	6,000,000	5,500,920
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	2,880,033
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	6,000,000	6,207,000
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	953,628
Pomona California Public Finance Authority Tax Allocation Bonds, 5.23%, 2/1/16	1,640,000	1,664,928
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	65,081
8/1/19	135,000	67,141
8/1/20	145,000	66,158
8/1/21	160,000	66,914
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	1,000,000	806,720
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	956,410
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,380,000	2,355,795
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,558,160
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,155,194
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,450,625
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	455,560
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 4.20%, 12/1/10	1,235,000	1,266,307
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	2,025,000	2,151,846
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	568,921
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,524,280
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,060,528
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	3,255,000	3,435,783
West Contra Costa California Unified School District COPs:
4.71%, 1/1/11	455,000	459,250
4.76%, 1/1/12	475,000	479,869
4.82%, 1/1/13	500,000	499,450
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,481,755

Total Taxable Municipal Obligations (Cost $118,940,018)		114,472,639

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.2%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	5,000,000	4,750,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	6,000,000	3,990,000
7.30%, 10/14/49 (b)(e)	2,000,000	1,470,920
AgriBank FCB, 9.125%, 7/15/19	5,000,000	5,494,760
Federal Home Loan Bank, 5.00%, 11/17/17	3,480,000	3,752,042
Freddie Mac, 4.125%, 7/12/10	3,000,000	3,060,490
Private Export Funding Corp., 3.05%, 10/15/14	2,855,000	2,837,862
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	500,000	519,058
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	2,700,000	1,640,250

Total U.S. Government Agencies and Instrumentalities (Cost $27,195,722)		27,515,382

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	3,038,383	206,538

Total U.S. Government Agency Mortgage-Backed Securities (Cost $387,626)		206,538

SOVEREIGN GOVERNMENT BONDS - 2.1%
Province of Ontario Canada, 0.717%, 5/22/12 (r)	18,000,000	18,043,368

Total Sovereign Government Bonds (Cost $18,000,000)		18,043,368

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12 (b)(i)(r)	3,087,392	3,011,041

Total High Social Impact Investments (Cost $3,087,392)		3,011,041

CERTIFICATES OF DEPOSIT - 1.2%
Deutsche Bank, 0.854%, 6/18/10 (r)	10,000,000	9,971,520

Total Certificates of Deposit (Cost $10,000,000)		9,971,520

TIME DEPOSIT - 21.1%
State Street Corp. Time Deposit, 0.00%, 1/4/10	178,409,909	178,409,909

Total Time Deposit (Cost $178,409,909)		178,409,909

EQUITY SECURITIES - 0.4%	SHARES
CIT Group, Inc.:
Common Stock*	10,900	300,949
Contingent Value Rights (b)*	2,725,000	-
Conseco, Inc.*	140,439	702,195
First Republic Preferred Capital Corp., Preferred (e)	500	462,500
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	439,844
Trust II, Preferred (b)(e)	625,000	439,844
Trust III, Preferred (b)(e)	625,000	439,843
Trust IV, Preferred (b)(e)	625,000	439,844

Total Equity Securities (Cost $7,990,602)		3,225,019

TOTAL INVESTMENTS (Cost $870,854,645) - 98.9%		836,595,624
Other assets and liabilities, net - 1.1%		9,373,835
NET ASSETS - 100%		$845,969,459
		==========
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	7	3/10	$800,680	($5,042)
10 Year U.S. Treasury Notes	1,909	3/10	220,400,016	(2,973,566)
30 Year U.S. Treasury Bonds	644	3/10	74,301,500	(2,628,485)
Total Purchased				($5,607,093)
				=============
Sold:
2 Year U.S. Treasury Notes	2,100	3/10	$454,157,815	$2,013,785
Total Sold				$2,013,785
				=============
(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of net assets.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest.
(qq) Royal Bank Of Scotland Group plc is in default and is no longer accruing interest. During the period, $91,043 of interest was written off.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12	7/1/09	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 96.6%	SHARES	VALUE
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	258,300	$15,169,959
United Parcel Service, Inc., Class B	259,800	14,904,726
30,074,685

Beverages - 1.4%
PepsiCo, Inc.	279,900	17,017,920

Biotechnology - 3.6%
Genzyme Corp.*	331,600	16,251,716
Gilead Sciences, Inc.*	622,900	26,959,112
43,210,828

Capital Markets - 4.6%
Franklin Resources, Inc.	186,400	19,637,240
Goldman Sachs Group, Inc.	123,200	20,801,088
Northern Trust Corp.	266,900	13,985,560
54,423,888

Chemicals - 4.5%
Air Products & Chemicals, Inc.	357,600	28,987,056
Ecolab, Inc.	547,400	24,403,092
53,390,148

Commercial Banks - 3.9%
SunTrust Banks, Inc.	861,500	17,479,835
Wells Fargo & Co.	802,000	21,645,980
Zions Bancorporation	523,800	6,720,354
45,846,169

Communications Equipment - 7.7%
Cisco Systems, Inc.*	1,623,100	38,857,014
QUALCOMM, Inc.	1,146,700	53,046,342
91,903,356

Computers & Peripherals - 9.0%
Apple, Inc.*	252,300	53,199,978
Hewlett-Packard Co.	1,045,800	53,869,158
107,069,136

Electrical Equipment - 0.9%
Emerson Electric Co.	240,100	10,228,260

Energy Equipment & Services - 5.4%
Cameron International Corp.*	375,100	15,679,180
FMC Technologies, Inc.*	400,000	23,136,000
Noble Corp.	451,400	18,371,980
Smith International, Inc.	263,600	7,162,012
64,349,172

Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	238,700	14,123,879
CVS Caremark Corp.	1,302,300	41,947,083
56,070,962

Gas Utilities - 1.6%
Questar Corp.	470,400	19,554,528

Health Care Equipment & Supplies - 8.4%
DENTSPLY International, Inc.	581,400	20,447,838
St. Jude Medical, Inc.*	558,500	20,541,630
Stryker Corp.	791,300	39,857,781
Varian Medical Systems, Inc.*	403,500	18,903,975
99,751,224

Health Care Providers & Services - 2.0%
Laboratory Corp. of America Holdings*	315,300	23,597,052

Household Products - 3.4%
Procter & Gamble Co.	659,600	39,991,548

Insurance - 2.3%
Aflac, Inc.	590,100	27,292,125

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	61,600	8,286,432
NetFlix, Inc.*	233,200	12,858,648
21,145,080

Internet Software & Services - 4.4%
Google, Inc.*	84,900	52,636,302

Machinery - 2.6%
Danaher Corp.	292,900	22,026,080
Deere & Co.	157,400	8,513,766
30,539,846

Media - 2.1%
Omnicom Group, Inc.	627,700	24,574,455

Multiline Retail - 4.3%
Kohl's Corp.*	226,400	12,209,752
Target Corp.	802,000	38,792,740
51,002,492

Oil, Gas & Consumable Fuels - 2.2%
EOG Resources, Inc. (t)	126,400	12,298,720
Suncor Energy, Inc.	408,200	14,413,542
26,712,262

Pharmaceuticals - 4.4%
Allergan, Inc.	226,600	14,278,066
Novartis AG (ADR)	688,500	37,475,055
51,753,121

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	715,300	14,592,120
Linear Technology Corp.	274,800	8,392,392
22,984,512

Software - 2.5%
Microsoft Corp.	974,800	29,721,652

Specialty Retail - 3.3%
GameStop Corp.*	1,020,800	22,396,352
Lowe's Co.'s, Inc.	739,300	17,292,227
39,688,579

Trading Companies & Distributors - 0.5%
Fastenal Co.	145,100	6,041,964

Venture Capital - 0.7%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	25,604
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	17,400
Chesapeake PERL, Inc.:
Series A-2, Preferred (b)(i)*	240,000	3,000
Series A-2, Preferred Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	-
Cylex, Inc.:
Common Stock (b)(i)*	285,706	-
Series B, Preferred (b)(i)*	1,134,830	-
Series C-1, Preferred (b)(i)*	2,542,915	831,495
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,584
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	2,518,275
Series B, Preferred (a)(b)(i)*	244,371	820,525
Series C, Preferred (a)(b)(i)*	297,823	1,000,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	-
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	-
Series A, Preferred (b)(i)*	69,033	-
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	-
Series B, Preferred (b)(i)*	161,759	-
Series C, Preferred (b)(i)*	36,984	-
Marrone Organic Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	371,947
Series B, Preferred (b)(i)*	181,244	280,000
NeoDiagnostix, Inc.:
Series AE, Convertible Preferred (a)(b)(i)*	300,000	300,000
Series AE, Convertible Preferred Warrants (strike price $1.10/share, expires 9/10/18) (a)(b)(i)*	600,000	-
Series B, Preferred Stock (a)(b)(i)*	179,723	179,723
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	72,037
ShoreBank Corp.:
Non-Voting Common Stock (b)(i)*	67	376,875
Voting Common Stock (b)(i)*	66	371,250
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	250,000
7,949,715

Total Equity Securities (Cost $977,980,575)	1,148,520,981

LIMITED PARTNERSHIP INTEREST - 0.1%	ADJUSTED BASIS
China Environment Fund 2004 (b)(i)*	-	192,048
New Markets Venture Partners II (b)(i)*	$125,000	107,276
SEAF India International Growth Fund (b)(i)*	473,932	380,637
Sustainable Jobs Fund II (b)(i)*	525,000	449,351

Total Limited Partnership Interest (Cost $1,123,932)	1,129,312

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12 (b)(i)(r)	6,583,877	6,421,058

Total High Social Impact Investments (Cost $6,583,877)	6,421,058

TIME DEPOSIT - 2.0%
State Street Corp. Time Deposit, 0.00%, 1/4/10	23,438,114	23,438,114

Total Time Deposit (Cost $23,438,114)	23,438,114

VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Envisionier Medical Technologies, Inc., 7.00%, 9/15/10 (b)(i)	200,000	200,000
New Day Farms Participation Interest Note, 9.00%, 9/1/12 (b)(i)	6,225	6,225
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 9/30/10 (b)(i)	25,000	25,000

Total Venture Capital Debt Obligations (Cost $231,225)	231,225

TOTAL INVESTMENTS (Cost $1,009,357,723) - 99.2%	1,179,740,690
Other assets and liabilities, net - 0.8%	9,076,156
NET ASSETS - 100%	$1,188,816,846

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(i) Restricted securities represent 1.3% of the net assets.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 45,000 shares of EOG Resources, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12	7/1/09	6,583,877
Chesapeake PERL, Inc.:
Series A-2, Preferred	7/30/04 - 9/8/06	300,000
Series A-2, Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	-
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc., 7.00%, 9/15/10	12/14/09	200,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	-
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	-
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	-
Series B, Preferred	10/21/04 - 10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Marrone Organic Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
NeoDiagnostix, Inc.:
Series AE, Convertible Preferred	9/9/08	300,000
Series AE, Convertible Preferred Warrants (strike price $1.10/share, expires 9/10/18)	9/23/08	-
Series B, Preferred Stock	7/31/09	179,723
New Day Farms Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Markets Venture Partners II LP	7/21/08 - 10/14/09	125,000
SEAF India International Growth Fund LP	3/22/05 - 5/8/09	473,932
ShoreBank Corp.:
Non-Voting Common Stock	6/26/08	502,500
Voting Common Stock	6/26/08	495,000
Sustainable Jobs Fund II LP	2/14/06 - 12/18/09	525,000
Sword Diagnostics, Series B, Preferred	12/26/06	250,000
Sword Diagnostics Series C Convertible Bridge Note, 10.00%, 9/30/10	10/29/09	25,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

EQUITY SECURITIES - 98.6%	SHARES	VALUE
Aerospace & Defense - 0.4%
Rockwell Collins, Inc.	5,732	$317,324

Air Freight & Logistics - 0.9%
FedEx Corp.	7,428	619,867

Auto Components - 0.1%
Magna International, Inc.	1,669	84,418

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	7,471	211,429
Hansen Natural Corp.*	2,067	79,373
290,802

Biotechnology - 1.9%
Amgen, Inc.*	17,705	1,001,572
Biogen Idec, Inc.*	6,357	340,100
Isis Pharmaceuticals, Inc.*	1,632	18,115
1,359,787

Building Products - 0.3%
Masco Corp.	13,812	190,744

Capital Markets - 3.0%
BlackRock, Inc.	1,687	391,721
Franklin Resources, Inc.	5,351	563,728
Goldman Sachs Group, Inc.	6,110	1,031,612
Jefferies Group, Inc.*	2,828	67,109
optionsXpress Holdings, Inc.	558	8,621
State Street Corp.	1,314	57,212
2,120,003

Chemicals - 2.3%
Air Products & Chemicals, Inc.	2,965	240,343
Airgas, Inc.	2,113	100,579
Ecolab, Inc.	210	9,362
H.B. Fuller Co.	1,341	30,508
International Flavors & Fragrances, Inc.	4,543	186,899
Praxair, Inc.	9,076	728,893
Sigma-Aldrich Corp.	5,903	298,278
1,594,862

Commercial Banks - 3.6%
BB&T Corp.	14,111	357,996
Comerica, Inc.	7,373	218,020
Commerce Bancshares, Inc.	4,712	182,449
Park National Corp.	934	54,994
PNC Financial Services Group, Inc.	7,364	388,745
Regions Financial Corp.	25,078	132,663
Trustmark Corp.	3,437	77,470
Wells Fargo & Co.	41,951	1,132,257
2,544,594

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	6,435	234,813
Covanta Holding Corp.*	6,693	121,077
Deluxe Corp.	4,299	63,582
419,472

Communications Equipment - 2.6%
Cisco Systems, Inc.*	56,674	1,356,775
Juniper Networks, Inc.*	310	8,268
QUALCOMM, Inc.	9,556	442,061
1,807,104

Computers & Peripherals - 7.4%
Apple, Inc.*	6,445	1,358,993
EMC Corp.*	27,479	480,058
Hewlett-Packard Co.	25,465	1,311,702
International Business Machines Corp.	13,098	1,714,528
NetApp, Inc.*	2,149	73,904
QLogic Corp.*	575	10,850
Teradata Corp.*	2,286	71,849
Western Digital Corp.*	4,350	192,053
5,213,937

Construction & Engineering - 0.0%
EMCOR Group, Inc.*	336	9,038

Consumer Finance - 0.8%
American Express Co.	8,026	325,213
AmeriCredit Corp.*	6,793	129,339
Capital One Financial Corp.	264	10,122
Nelnet, Inc.	6,456	111,237
575,911

Containers & Packaging - 0.3%
Bemis Co., Inc.	5,096	151,096
Sealed Air Corp.	3,928	85,866
236,962

Distributors - 0.2%
Genuine Parts Co.	2,812	106,744

Diversified Consumer Services - 0.0%
Weight Watchers International, Inc.	82	2,391

Diversified Financial Services - 3.1%
CME Group, Inc.	625	209,969
JPMorgan Chase & Co.	47,588	1,982,992
2,192,961

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	58,222	1,631,963
BCE, Inc.	11,427	315,499
CenturyTel, Inc.	2,609	94,472
tw telecom, Inc.*	9,549	163,670
2,205,604

Electric Utilities - 0.4%
Cleco Corp.	4,886	133,534
IDACORP, Inc.	4,208	134,446
267,980

Electrical Equipment - 1.9%
Brady Corp.	8,852	265,648
Cooper Industries plc	3,700	157,768
Emerson Electric Co.	19,381	825,631
General Cable Technologies Corp.*	2,292	67,431
1,316,478

Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc.*	3,809	112,785
Avnet, Inc.*	3,156	95,185
Benchmark Electronics, Inc.*	3,962	74,921
Corning, Inc.	5,461	105,452
Jabil Circuit, Inc.	12,570	218,341
606,684

Energy Equipment & Services - 1.5%
Cal Dive International, Inc.*	6,057	45,791
Dril-Quip, Inc.*	635	35,865
Exterran Holdings, Inc.*	7,872	168,854
FMC Technologies, Inc.*	5,939	343,512
Key Energy Services, Inc.*	2,576	22,643
SEACOR Holdings, Inc.*	1,910	145,637
Tidewater, Inc.	5,880	281,946
1,044,248

Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc.*	3,092	101,139
CVS Caremark Corp.	5,578	179,667
Ruddick Corp.	6,004	154,483
United Natural Foods, Inc.*	2,140	57,224
Walgreen Co.	1,224	44,945
Weis Markets, Inc.	3,229	117,407
Whole Foods Market, Inc.*	7,337	201,401
856,266

Food Products - 3.1%
Campbell Soup Co.	19,354	654,165
Corn Products International, Inc.	8,071	235,915
Del Monte Foods Co.	18,763	212,772
General Mills, Inc.	2,497	176,813
J&J Snack Foods Corp.	579	23,137
Kellogg Co.	13,267	705,804
Lancaster Colony Corp.	1,378	68,487
TreeHouse Foods, Inc.*	2,329	90,505
2,167,598

Gas Utilities - 1.4%
AGL Resources, Inc.	3,192	116,412
Energen Corp.	2,430	113,724
Oneok, Inc.	10,855	483,807
Piedmont Natural Gas Co., Inc.	988	26,429
Questar Corp.	5,494	228,386
WGL Holdings, Inc.	1,079	36,190
1,004,948

Health Care Equipment & Supplies - 2.2%
Becton Dickinson & Co.	8,950	705,797
Gen-Probe, Inc.*	383	16,431
Hospira, Inc.*	6,357	324,207
ResMed, Inc.*	3,120	163,082
St. Jude Medical, Inc.*	8,179	300,824
Thoratec Corp.*	210	5,653
1,515,994

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	7,754	202,147
Centene Corp.*	1,196	25,319
CIGNA Corp.	12,294	433,609
Coventry Health Care, Inc.*	11,708	284,387
Express Scripts, Inc.*	4,769	412,280
Health Net, Inc.*	9,186	213,942
HealthSpring, Inc.*	5,513	97,084
Henry Schein, Inc.*	1,931	101,571
Laboratory Corp. of America Holdings*	2,186	163,600
Lincare Holdings, Inc.*	1,215	45,101
Quest Diagnostics, Inc.	4,362	263,378
2,242,418

Health Care Technology - 0.2%
IMS Health, Inc.	7,328	154,328

Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	13,794	205,807
CEC Entertainment, Inc.*	4,263	136,075
Cheesecake Factory, Inc.*	8,960	193,446
Chipotle Mexican Grill, Inc.*	588	51,838
Panera Bread Co.*	997	66,769
653,935

Household Durables - 1.5%
D.R. Horton, Inc.	22,945	249,412
Garmin Ltd.	7,421	227,825
KB Home	14,837	202,970
Pulte Homes, Inc.*	13,423	134,230
Ryland Group, Inc.	12,234	241,010
1,055,447

Household Products - 2.9%
Church & Dwight Co., Inc.	2,675	161,704
Clorox Co.	3,990	243,390
Colgate-Palmolive Co.	10,342	849,595
Kimberly-Clark Corp.	12,706	809,499
2,064,188

Industrial Conglomerates - 2.4%
3M Co.	13,635	1,127,205
Carlisle Co.'s, Inc.	1,295	44,367
Koninklijke Philips Electronics NV, NY Shares	17,239	507,516
1,679,088

Insurance - 3.1%
AEGON NV*	51,612	330,833
American Financial Group, Inc.	11,617	289,844
AON Corp.	6,838	262,169
Aspen Insurance Holdings Ltd.	1,551	39,473
Brown & Brown, Inc.	4,026	72,347
Chubb Corp.	14,950	735,241
Delphi Financial Group, Inc.	7,971	178,311
Erie Indemnity Co.	1,587	61,925
Fidelity National Financial, Inc.	361	4,859
First American Corp.	2,304	76,286
HCC Insurance Holdings, Inc.	2,840	79,435
Travelers Co.'s, Inc.	497	24,780
2,155,503

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	4,571	614,891

Internet Software & Services - 0.5%
AOL, Inc.*	2,751	64,043
Earthlink, Inc.	11,817	98,199
ValueClick, Inc.*	7,173	72,591
WebMD Health Corp.*	3,212	123,630
358,463

IT Services - 2.7%
Automatic Data Processing, Inc.	16,551	708,714
Broadridge Financial Solutions, Inc.	6,910	155,890
Convergys Corp.*	4,026	43,279
DST Systems, Inc.*	3,472	151,206
Fiserv, Inc.*	1,587	76,938
Hewitt Associates, Inc.*	1,327	56,079
NeuStar, Inc.*	2,756	63,498
Paychex, Inc.	7,091	217,268
TeleTech Holdings, Inc.*	5,768	115,533
Western Union Co.	16,894	318,452
1,906,857

Leisure Equipment & Products - 0.0%
Polaris Industries, Inc.	356	15,532

Life Sciences - Tools & Services - 0.5%
Bruker Corp.*	3,880	46,793
Millipore Corp.*	1,532	110,840
Waters Corp.*	3,310	205,088
362,721

Machinery - 2.3%
Danaher Corp.	8,879	667,701
Dover Corp.	3,728	155,122
Illinois Tool Works, Inc.	7,799	374,274
Pall Corp.	9,005	325,981
SPX Corp.	1,151	62,960
1,586,038

Media - 3.3%
DISH Network Corp.	1,777	36,908
Gannett Co., Inc.	30,363	450,890
Liberty Global, Inc.*	6,222	136,324
Meredith Corp.	128	3,949
Omnicom Group, Inc.	8,724	341,545
Regal Entertainment Group	1,441	20,808
Scripps Networks Interactive, Inc.	5,686	235,969
Time Warner Cable, Inc.	4,133	171,065
Time Warner, Inc.	30,261	881,805
Viacom, Inc., Class B*	368	10,941
2,290,204

Metals & Mining - 0.5%
Compass Minerals International, Inc.	871	58,523
Schnitzer Steel Industries, Inc.	3,709	176,919
Worthington Industries, Inc.	10,792	141,051
376,493

Multiline Retail - 1.2%
Big Lots, Inc.*	915	26,516
Kohl's Corp.*	2,701	145,665
Nordstrom, Inc.	662	24,878
Target Corp.	13,140	635,582
832,641

Multi-Utilities - 2.2%
Consolidated Edison, Inc.	13,940	633,294
MDU Resources Group, Inc.	7,607	179,525
NiSource, Inc.	18,767	288,636
OGE Energy Corp.	12,259	452,235
1,553,690

Oil, Gas & Consumable Fuels - 8.5%
Bill Barrett Corp.*	6,798	211,486
Cenovus Energy, Inc.	12,115	305,298
Comstock Resources, Inc.*	6,654	269,953
EnCana Corp.	12,115	392,405
Pioneer Natural Resources Co.	14,492	698,080
Plains Exploration & Production Co.*	7,029	194,422
Range Resources Corp.	7,337	365,749
Southern Union Co.	30,063	682,430
Southwestern Energy Co.*	12,496	602,307
Spectra Energy Corp.	15,325	314,316
Talisman Energy, Inc.	33,239	619,575
Whiting Petroleum Corp.*	4,379	312,879
World Fuel Services Corp.	10,004	268,007
XTO Energy, Inc.	16,466	766,163
6,003,070

Paper & Forest Products - 0.2%
Domtar Corp.*	2,457	136,142

Personal Products - 0.6%
Estee Lauder Co.'s, Inc.	9,222	445,976

Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	37,754	953,288
Endo Pharmaceuticals Holdings, Inc.*	2,902	59,520
Forest Laboratories, Inc.*	16,868	541,631
GlaxoSmithKline plc (ADR)	20,323	858,647
Johnson & Johnson	32,920	2,120,377
Medicines Co.*	2,946	24,570
4,558,033

Professional Services - 0.1%
Administaff, Inc.	1,623	38,287
Watson Wyatt Worldwide, Inc.*	28	1,330
39,617

Real Estate Investment Trusts - 0.0%
Macerich Co.	17	611

Road & Rail - 0.3%
Ryder System, Inc.	4,734	194,899

Semiconductors & Semiconductor Equipment - 2.2%
Cypress Semiconductor Corp.*	8,515	89,918
Novellus Systems, Inc.*	8,043	187,724
Tessera Technologies, Inc.*	1,052	24,480
Texas Instruments, Inc.	47,422	1,235,817
Xilinx, Inc.	1,441	36,112
1,574,051

Software - 3.1%
CA, Inc.	3,301	74,141
Microsoft Corp.	70,266	2,142,410
2,216,551

Specialty Retail - 3.8%
Best Buy Co., Inc.	3,431	135,387
Gap, Inc.	9,080	190,226
Home Depot, Inc.	25,020	723,828
Limited Brands, Inc.	14,991	288,427
Lowe's Co.'s, Inc.	19,697	460,713
Office Depot, Inc.*	19,662	126,820
Penske Auto Group, Inc.*	5,133	77,919
PetSmart, Inc.	2,828	75,479
RadioShack Corp.	5,868	114,426
Ross Stores, Inc.	1,949	83,242
Sally Beauty Holdings, Inc.*	2,566	19,630
TJX Co.'s, Inc.	10,304	376,611
2,672,708

Textiles, Apparel & Luxury Goods - 0.1%
Timberland Co.*	3,582	64,225

Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	18,872	259,113
People's United Financial, Inc.	4,516	75,417
334,530

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	4,896	78,336

Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc.*	9,776	74,591
NII Holdings, Inc.*	13,404	450,106
524,697

Total Equity Securities (Cost $55,968,352)	69,418,604

TIME DEPOSIT - 1.6%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.00%, 1/4/10	$1,159,747	1,159,747

Total Time Deposit (Cost $1,159,747)	1,159,747

TOTAL INVESTMENTS (Cost $57,128,099) - 100.2%	70,578,351
Other assets and liabilities, net - (0.2%)	(153,637)
NET ASSETS - 100%	$70,424,714
==========

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

4 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2009:

	Total Investments	% of Net Assets
Balanced	$30,463,222	6.8%
Bond	58,023,563	6.9%
Equity	15,731,310	1.3%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	--	$43,640,795	--	$43,640,795
Other debt obligations	--	741,151	--	741,151
Commercial paper	--	4,500,000	--	4,500,000
Variable rate demand notes	--	114,313,000	--	114,313,000
TOTAL	--	$163,194,946	--	$163,194,946
	=================================================
Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$259,680,109	--	$8,464,755	$268,144,864
Limited partnership interest	--	--	2,758,197	2,758,197
Asset backed securities	--	$3,136,838	625,545	3,762,383
Collateralized mortgage-backed obligations	--	4,771,881	--	4,771,881
Commercial mortgage-backed securities	--	4,066,271	1,553,250	5,619,521
Corporate debt	--	75,853,629	8,619,521	84,473,150
Municipal obligations	--	30,818,477	--	30,818,477
U.S. government obligations	--	3,521,041	1,470,920	4,991,961
Other debt obligations	--	33,651,171	6,971,034	40,622,205
TOTAL	$259,680,109	$155,819,308	$30,463,222	$445,962,639
	=================================================
Other financial instruments**	($454,728)	--	--	($454,728)
	=================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Equity Securities	Limited Partnership Interest	Asset Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 9/30/09	$7,978,655	$2,909,106	$0	$1,577,000
Accrued discounts/premiums	--	--	(54)	63
Realized gain (loss)	--	--	(155)	--
Change in unrealized appreciation (depreciation)	486,100	(109,938)	1,789	(23,813)
Net purchases (sales)	--	(40,971)	623,965	--
Transfers in and/ or out of Level 3	--	--	--	--
Balance as of 12/31/09	$8,464,755	$2,758,197	$625,545	$1,553,250
	===============================================
Balanced (cont.)	Corporate Debt	U.S. Government Obligations	Other Debt Obligations	Total
Balance as of 9/30/09	$14,476,507	$2,268,000	$7,239,910	$36,449,178
Accrued discounts/premiums	108,322	190	--	108,521
Realized gain (loss)	(844,846)	--	--	(845,001)
Change in unrealized appreciation (depreciation)	782,448	216,230	65,124	1,417,940
Net purchases (sales)	(857,250)	--	(334,000)	(608,256)
Transfers in and/ or out of Level 3	(5,045,660)	(1,013,500)	--	(6,059,160)
Balance as of 12/31/09	$8,619,521	$1,470,920	$6,971,034	$30,463,222
	====================================================

For the period ended December 31, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $1,430,793 for the Balanced Portfolio.

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$1,465,644	--	$1,759,375	$3,225,019
Asset backed securities	--	$37,455,557	2,085,149	$39,540,706
Collateralized mortgage-backed obligations	--	35,219,732	--	$35,219,732
Commercial mortgage-backed securities	--	10,539,166	4,087,500	$14,626,666
Corporate debt	--	352,915,174	39,437,930	$392,353,104
Municipal obligations	--	113,050,991	1,421,648	$114,472,639
U.S. government obligations	--	21,501,000	6,220,920	$27,721,920
Other debt obligations	--	206,424,797	3,011,041	$209,435,838
TOTAL	$1,465,644	$777,106,417	$58,023,563	$836,595,624
	================================================
Other financial instruments*	($3,593,308)	--	--	($3,593,308)
	================================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bond	Equity Securities	Asset Backed Securities	Commercial Mortgage-Backed Securities	Corporate Debt
Balance as of 9/30/09	$1,525,000	$0	$4,150,000	$65,585,983
Accrued discounts/premiums	--	(181)	166	503,108
Realized gain (loss)	--	(517)	--	(4,871,750)
Change in unrealized appreciation (depreciation)	234,375	5,965	(62,666)	4,389,032
Net purchases (sales)	--	2,079,882	--	(5,943,750)
Transfers in and/ or out of Level 3	--	--	$0	(20,224,693)
Balance as of 12/31/09	$1,759,375	$2,085,149	$4,087,500	$39,437,930
	========================================================
Bond (Cont.)	U.S. Government Obligations	Other Debt Obligations	Municipal Obligations	Total
Balance as of 9/30/09	$10,570,000	$2,968,188	$0	$84,799,171
Accrued discounts/premiums	17,137	--	--	520,230
Realized gain (loss)	--	--	--	(4,872,267)
Change in unrealized appreciation (depreciation)	936,783	42,853	--	5,546,342
Net purchases (sales)	327,250	--	--	(3,536,618)
Transfers in and/ or out of Level 3	(5,630,250)	--	1,421,648	(24,333,295)
Balance as of 12/31/09	$6,220,920	$3,011,041	$1,421,648	$58,023,563
	=====================================================

For the period ended December 31, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $5,606,048 for the Bond Portfolio.

Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$1,140,571,266	--	$7,949,715	$1,148,520,981
Limited partnership interest	--	--	1,129,312	1,129,312
Other debt obligations	--	$23,438,114	6,652,283	30,090,397
TOTAL	$1,140,571,266	$23,438,114	$15,731,310**	$1,179,740,690
	====================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.3% of net assets.

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$69,418,604	--	--	$69,418,604
Other debt obligations	--	$1,159,747	--	1,159,747
TOTAL	$69,418,604	$1,159,747	--	$70,578,351
	=================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian's fees may be paid indirectly by credits earned on each Portfolio's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Such deposit arrangements may be an alternative to overnight investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2009, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$163,194,946	$460,589,166	$872,531,422
Unrealized appreciation	--	41,014,125	20,405,904
Unrealized depreciation	--	(55,640,652)	(54,670,537)
Net unrealized appreciation/ (depreciation)	--	($14,626,527)	($34,264,633)

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,009,549,809	$57,771,182
Unrealized appreciation	210,802,850	13,708,877
Unrealized depreciation	(40,611,969)	(901,708)
Net unrealized appreciation/ (depreciation)	$170,190,881	$12,807,169

Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-10	$12,896	--	--	--
30-Sep-11	6,847	--	--	--
30-Sep-13	6,183	--	--	--
30-Sep-14	211	--	--	--
30-Sep-15	2,100	--	--	--
30-Sep-17	--	$12,659,634	$12,754,798	$6,328,690
	$28,237	$12,659,634	$12,754,798	$6,328,690
	================================================

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C -- AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$38,037
GEEMF Partners LP	--	162,262
Plethora Technology, Inc.	701,835	--
TOTALS	$901,835	$200,299
	======================

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Digital Directions International, Inc.	$683,778	$531,584
Global Resource Options, Inc.	2,500,000	4,338,800
NeoDiagnostix, Inc.	479,723	479,723
New Day Farms	500,000	72,037
TOTALS	$4,163,501	$5,422,144
	======================

NOTE D - OTHER

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios' investment in these securities. The aggregate amount of the future capital commitments totals $160,000 and $662,764 for the Balanced and Equity Portfolios, respectively, at December 31, 2009.

CALVERT CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

MUTUAL FUNDS - 99.9%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I	37,295	$993,909
Calvert Mid Cap Value Fund, Class I	42,817	665,810
Calvert Small Cap Value Fund, Class I*	21,232	317,632
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	127,498	1,315,779
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,443,854	21,874,386
Enhanced Equity Portfolio, Class I	181,146	2,641,111
Equity Portfolio, Class I	30,002	971,174
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	14,200	337,385
International Equity Fund, Class I	171,775	2,473,558

Total Mutual Funds (Cost $31,543,019)		31,590,744

TOTAL INVESTMENTS (Cost $31,543,019) - 99.9%		31,590,744
Other assets and liabilities, net - 0.1%		37,046
NET ASSETS - 100%		$31,627,790
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

MUTUAL FUNDS - 99.8%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	191,091	$1,939,576
Calvert Large Cap Growth Fund, Class I	360,848	9,616,600
Calvert Mid Cap Value Fund, Class I	207,506	3,226,719
Calvert Small Cap Value Fund, Class I*	205,416	3,073,018
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	411,242	4,244,020
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,327,462	35,261,043
Enhanced Equity Portfolio, Class I	1,020,904	14,884,787
Equity Portfolio, Class I	323,085	10,458,246
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	45,792	1,088,023
Calvert International Opportunities Fund, Class I	180,381	2,056,340
International Equity Fund, Class I	968,517	13,946,638
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	229,501	3,153,345

Total Mutual Funds (Cost $113,578,100)		102,948,355

TOTAL INVESTMENTS (Cost $113,578,100) - 99.8%		102,948,355
Other assets and liabilities, net - 0.2%		254,890
NET ASSETS - 100%		$103,203,245

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	153,964	$1,562,739
Calvert Large Cap Growth Fund, Class I	236,869	6,312,552
Calvert Mid Cap Value Fund, Class I	148,606	2,310,820
Calvert Small Cap Value Fund, Class I*	220,676	3,301,317
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	221,127	2,282,034
Calvert Social Investment Fund:
Bond Portfolio, Class I	357,319	5,413,386
Enhanced Equity Portfolio, Class I	684,854	9,985,170
Equity Portfolio, Class I	242,738	7,857,431
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	36,927	877,396
Calvert International Opportunities Fund, Class I	145,212	1,655,415
International Equity Fund, Class I	742,273	10,688,729
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	246,286	3,383,964

Total Mutual Funds (Cost $65,811,320)		55,630,953

TOTAL INVESTMENTS (Cost $65,811,320) - 100.0%		55,630,953
Other assets and liabilities, net - 0.0%		(19,659)
NET ASSETS - 100%		$55,611,294
		===========
* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

84 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the "Funds"), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the "Underlying Funds"). Each Fund offers Class A and Class C shares. Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$31,590,744	--	--	$31,590,744
TOTAL	$31,590,744	--	--	$31,590,744
	==========================================
Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$102,948,355	--	--	$102,948,355
TOTAL	$102,948,355	--	--	$102,948,355
	=============================================
Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual funds	$55,630,953	--	--	$55,630,953
TOTAL	$55,630,953	--	--	$55,630,953
	==========================================

Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on each Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2009 and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$32,948,611	$117,560,168	$67,968,293
Unrealized appreciation	946	--	--
Unrealized depreciation	(1,358,813)	(14,611,813)	(12,337,340)
Net unrealized appreciation/ (depreciation)	($1,357,867)	($14,611,813)	($12,337,340)

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Conservative	Moderate	Aggressive
30-Sept-2017	$15,843	$505,630	$121,097
	$15,843	$505,630	$121,097

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:  /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  February 25, 2010